Equity settled share-based transactions - Movement of restricted shares (Details) - Restricted shares - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	451,682	5,313,900
Vested and not subject to claw-back during the year	(451,682)	(4,862,218)
Unvested restricted shares subject to claw-back, at 31 December		451,682